UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23129

 NAME OF REGISTRANT:                     NexPoint Real Estate Strategies
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  NexPoint Advisors, L.P.
                                         300 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          214-276-6300

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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NexPoint Real Estate Strategies Fund
--------------------------------------------------------------------------------------------------------------------------
 BLUEROCK RESIDENTIAL GROWTH REIT, INC.                                                      Agenda Number:  935565171
--------------------------------------------------------------------------------------------------------------------------
        Security:  09627J102
    Meeting Type:  Special
    Meeting Date:  12-Apr-2022
          Ticker:  BRG
            ISIN:  US09627J1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of Bluerock                         Mgmt          For                            For
       Residential Growth REIT, Inc. (the
       "Company") with and into Badger Merger Sub
       LLC ("Merger Sub"), a wholly owned
       subsidiary of Badger Parent LLC ("Parent"),
       contemplated by the Agreement and Plan of
       Merger, dated as of December 20, 2021, and
       as it may be amended from time to time,
       among the Company, Parent and Merger Sub
       (the "proposal to approve the merger").

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to our named executive
       officers that is based on or otherwise
       relates to the merger (the "proposal to
       approve the merger-related compensation").

3.     To approve any adjournment of the special                 Mgmt          For                            For
       meeting for the purpose of soliciting
       additional proxies if there are not
       sufficient votes at the special meeting to
       approve the merger (the "proposal to
       approve adjournment of the meeting").




--------------------------------------------------------------------------------------------------------------------------
 CONDOR HOSPITALITY TRUST, INC.                                                              Agenda Number:  935509464
--------------------------------------------------------------------------------------------------------------------------
        Security:  20676Y403
    Meeting Type:  Special
    Meeting Date:  01-Dec-2021
          Ticker:  CDOR
            ISIN:  US20676Y4035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal One: Consider and vote upon a                    Mgmt          For                            For
       proposal to approve the sale of the
       Company's hotels and other assets pursuant
       to and on the terms set forth in a Hotel
       Purchase and Sale Agreement, dated as of
       September 22, 2021, by and between B9
       Cowboy Mezz A LLC and the Company as
       amended by the First Amendment to Hotel
       Sale and Purchase Agreement, dated as of
       October 1, 2021, by and between B9 Cowboy
       Mezz A LLC and the Company (the "Portfolio
       Sale") as more particularly described in
       the Proxy Statement.

2.     Proposal Two: Consider and vote upon a                    Mgmt          For                            For
       proposal to approve a plan of complete
       liquidation and dissolution of the Company
       whether or not the Portfolio Sale is
       consummated, pursuant to which the Company
       will sell all or substantially all of the
       Company's assets and be dissolved
       ("Liquidation Proposal") as more
       particularly described in the Proxy
       Statement.

3.     Proposal Three: Consider and vote on a                    Mgmt          For                            For
       proposal to approve, on a non-binding,
       advisory basis, the specified compensation
       that may be paid or become payable to our
       named executive officers in connection with
       the Portfolio Sale or the Liquidation
       Proposal as more particularly described in
       the Proxy Statement.

4.     Proposal Four: Consider and vote on a                     Mgmt          For                            For
       proposal to approve one or more
       adjournments of the special meeting to a
       later date or dates, if necessary or
       appropriate, including to solicit
       additional proxies if there not sufficient
       votes at the time of the special meeting to
       approve the Portfolio Sale and the
       Liquidation Proposal as more particularly
       described in the Proxy Statement.




--------------------------------------------------------------------------------------------------------------------------
 NEXPOINT REAL ESTATE FINANCE, INC.                                                          Agenda Number:  935607335
--------------------------------------------------------------------------------------------------------------------------
        Security:  65342V101
    Meeting Type:  Annual
    Meeting Date:  10-May-2022
          Ticker:  NREF
            ISIN:  US65342V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: James Dondero

1b.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Brian Mitts

1c.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Edward Constantino

1d.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Scott Kavanaugh

1e.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Arthur Laffer

1f.    Election of Director to serve until the                   Mgmt          For                            For
       2023 Annual meeting: Catherine Wood

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm for 2022.




--------------------------------------------------------------------------------------------------------------------------
 WASHINGTON REAL ESTATE INVESTMENT TRUST                                                     Agenda Number:  935604783
--------------------------------------------------------------------------------------------------------------------------
        Security:  939653101
    Meeting Type:  Annual
    Meeting Date:  26-May-2022
          Ticker:  WRE
            ISIN:  US9396531017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Trustee: Jennifer S. Banner                   Mgmt          For                            For

1.2    Election of Trustee: Benjamin S. Butcher                  Mgmt          For                            For

1.3    Election of Trustee: William G. Byrnes                    Mgmt          For                            For

1.4    Election of Trustee: Edward S. Civera                     Mgmt          For                            For

1.5    Election of Trustee: Ellen M. Goitia                      Mgmt          For                            For

1.6    Election of Trustee: Paul T. McDermott                    Mgmt          For                            For

1.7    Election of Trustee: Thomas H. Nolan, Jr.                 Mgmt          For                            For

1.8    Election of Trustee: Vice Adm. Anthony L.                 Mgmt          For                            For
       Winns (RET.)

2.     To consider and vote on a non-binding,                    Mgmt          For                            For
       advisory basis upon the compensation of the
       named executive officers (say-on-pay)

3.     To consider and vote upon ratification of                 Mgmt          For                            For
       the appointment of Ernst & Young LLP as our
       independent registered public accounting
       firm for 2022



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         NexPoint Real Estate Strategies Fund
By (Signature)       /s/ Stephanie Vitiello
Name                 Stephanie Vitiello
Title                Secretary
Date                 08/18/2022